Matthews Japan Active ETF	September 30, 2024
Schedule of Investments (unaudited)
COMMON EQUITIES: 98.2%
	Shares	Value
Industrials: 22.5%
Industrial Conglomerates: 6.3%
Hitachi, Ltd.	6,700	$177,102
Hikari Tsushin, Inc.	300	66,842
		243,944
Machinery: 4.5%
Mitsubishi Heavy Industries, Ltd.	5,100	75,498
Miura Co., Ltd.	2,500	61,381
MINEBEA MITSUMI, Inc.	2,000	39,402
		176,281
Trading Companies & Distributors: 4.2%
ITOCHU Corp.	3,000	161,032
Professional Services: 2.9%
Recruit Holdings Co., Ltd.	1,500	91,286
Timee, Inc.[a]	2,100	19,291
		110,577
Commercial Services & Supplies: 1.4%
TOPPAN Holdings, Inc.	1,900	56,373
Electrical Equipment: 1.4%
Mitsubishi Electric Corp.	3,400	54,753
Construction & Engineering: 1.1%
Kajima Corp.	2,200	41,150
Ground Transportation: 0.7%
Kyushu Railway Co.	900	26,017
Total Industrials		870,127

Consumer Discretionary: 22.3%
Household Durables: 5.8%
Sony Group Corp.	8,500	165,050
Sekisui House, Ltd.	2,200	61,121
		226,171
Specialty Retail: 5.5%
Fast Retailing Co., Ltd.	500	165,758
Nitori Holdings Co., Ltd.	300	45,711
		211,469
Textiles, Apparel & Luxury Goods: 3.0%
Asics Corp.	5,500	115,391
Automobiles: 2.4%
Honda Motor Co., Ltd.	8,700	91,689
Automobile Components: 2.3%
Yokohama Rubber Co., Ltd.	2,300	51,647
Denso Corp.	2,500	37,149
		88,796
Broadline Retail: 1.9%
Isetan Mitsukoshi Holdings, Ltd.	4,700	73,142

	Shares	Value
Leisure Products: 1.4%
Tomy Co., Ltd.	2,000	$54,698
Total Consumer Discretionary		861,356

Information Technology: 15.9%
Electronic Equipment, Instruments & Components: 6.0%
Keyence Corp.	400	191,163
Japan Aviation Electronics Industry, Ltd.	2,400	42,668
		233,831
Semiconductors & Semiconductor Equipment: 4.2%
Advantest Corp.	1,800	84,828
Renesas Electronics Corp.	5,200	75,579
		160,407
IT Services: 3.4%
NEC Corp.	700	67,289
OBIC Co., Ltd.	1,000	35,277
NET One Systems Co., Ltd.	1,200	30,025
		132,591
Technology Hardware, Storage & Peripherals: 2.3%
FUJIFILM Holdings Corp.	3,400	87,662
Total Information Technology		614,491

Financials: 12.2%
Insurance: 4.1%
Tokio Marine Holdings, Inc.	4,400	160,909
Financial Services: 4.1%
ORIX Corp.	6,800	157,735
Banks: 2.6%
Mitsubishi UFJ Financial Group, Inc.	9,800	99,582
Consumer Finance: 1.4%
Credit Saison Co., Ltd.	2,200	55,077
Total Financials		473,303

Materials: 7.9%
Chemicals: 5.6%
Shin-Etsu Chemical Co., Ltd.	4,100	171,321
Nippon Paint Holdings Co., Ltd.	5,800	44,501
		215,822
Construction Materials: 1.3%
Taiheiyo Cement Corp.	2,100	49,461
Metals & Mining: 1.0%
Nippon Steel Corp.	1,700	38,008
Total Materials		303,291

Health Care: 7.6%
Health Care Equipment & Supplies: 4.0%
Terumo Corp.	5,400	101,930
Olympus Corp.	2,800	53,214
		155,144

Matthews Japan Active ETF	September 30, 2024
Schedule of Investments (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Pharmaceuticals: 3.6%
Chugai Pharmaceutical Co., Ltd.	1,100	$53,308
Sawai Group Holdings Co., Ltd.	3,600	51,280
Daiichi Sankyo Co., Ltd.	1,000	32,921
		137,509
Total Health Care		292,653

Consumer Staples: 5.2%
Food Products: 2.5%
Ajinomoto Co., Inc.	2,500	96,931
Household Products: 2.1%
Unicharm Corp.	2,300	83,340
Consumer Staples Distribution & Retail: 0.6%
Trial Holdings, Inc.	900	21,864
Total Consumer Staples		202,135

Communication Services: 2.7%
Entertainment: 2.7%
Capcom Co., Ltd.	4,500	104,698
Total Communication Services		104,698

Real Estate: 1.9%
Real Estate Management & Development: 1.9%
Mitsui Fudosan Co., Ltd.	8,000	74,832
Total Real Estate		74,832

TOTAL COMMON EQUITIES		3,796,886
(Cost $3,299,797)
SHORT-TERM INVESTMENTS: 0.5%
	Shares	Value
Money Market Funds: 0.5%
JPMorgan U.S. Government Money Market Fund, Capital Shares, 4.81%[b]	19,224	$19,224
(Cost $19,224)

Total Investments: 98.7%		3,816,110
(Cost $3,319,021)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.3%		50,620
Net Assets: 100.0%		$3,866,730

a	Non-income producing security.
b	Rate shown is the current yield as of September 30, 2024.

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